Income Taxes (Narrative) (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	$ 0
Statutory income tax rate	26.30%	26.80%
Capital Loss Carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carryforwards for which no deferred income tax asset has been recognized	$ 46,000,000
Non Capital Loss Carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carryforwards for which no deferred income tax asset has been recognized	$ 301,000,000